CAPITAL AND RESERVE (Narrative) (Details)					1 Months Ended									12 Months Ended
		May 13, 2021 USD ($) Share	Jan. 07, 2021 Share ₪ / shares $ / shares shares	Nov. 10, 2020 USD ($) Share shares	Dec. 20, 2022 Share	Sep. 29, 2022 Share	Jun. 30, 2022 Share	May 31, 2022 USD ($) Share $ / shares	Mar. 28, 2022 Share	Aug. 22, 2021 Share	Apr. 30, 2021 ₪ / shares shares	Mar. 31, 2021 Share shares	Mar. 24, 2021 Share $ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) Share Years $ / shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) Share Years $ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 USD ($) Share Years $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Discription of conversion equity											1:1 ratio
Share issue related cost | $																	$ 132,560,000
Share price															$ 11.1		$ 17.3		$ 5.6
Exercise prices for share options outstanding | (per share)														₪ 0.001	$ 25.52	₪ 0.001	$ 38.8	₪ 0.001	$ 6.7
Option fair value | $																				$ 11.1	$ 17.3	$ 5.6
Total expenditure | $															$ 9,667,000		$ 8,850,000		$ 2,965,000
Expected option life | Years															2.7		3.11		3.49
Recognized capitalized development costs | $															$ 909,000		$ 649,000		$ 883,000
Unrecognized benefit | $															$ 12,703,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares											₪ 0.001			0.001		₪ 0.001		0.001
Authorized number of shares increased | shares											32,000,000
Ordinary Shares A
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares											₪ 0.001							0.001
Ordinary Shares B
Disclosure of classes of share capital [line items]
Par value per share | ₪ / shares											₪ 0.001							₪ 0.001
2013 Options
Disclosure of classes of share capital [line items]
Number of share options granted | Share																			246,000
Number of shares waiver | shares																			249,340
2018 Options
Disclosure of classes of share capital [line items]
Number of option replacement | shares																			246,000
Number of share options granted | Share																			778,000
Options exercised term																			5 years
Stock option vesting term																			The vesting period of the 2018 options granted in 2020 was 4 years, with 25% of the options vesting on the first anniversary of inception date and later an additional tranche representing 6.25% of option will vest on the last day of each subsequent calendar quarter.
Total expenditure | $				$ 221,000
2018 Options | IPO
Disclosure of classes of share capital [line items]
Total expenditure | $				$ 509,000
May 20, 2020
Disclosure of classes of share capital [line items]
Share price															$ 9.7
Exercise price															$ 6.7
Option fair value | $																				5.5
Expected option life | Years															5
October 29, 2020
Disclosure of classes of share capital [line items]
Share price															$ 9.7
Exercise price															$ 6.7
Option fair value | $																				5.3
Expected option life | Years															5
November 10, 2020
Disclosure of classes of share capital [line items]
Share price															$ 9.7
Exercise price | (per share)														0.001	$ 6.7
Expected option life | Years															5
November 10, 2020 | 2018 Options
Disclosure of classes of share capital [line items]
Number of option replacement | shares				246,000
Number of share options expired in share-based payment arrangement | Share				249,340
December 3, 2020
Disclosure of classes of share capital [line items]
Share price															$ 9.7
Exercise price															$ 6.7
Option fair value | $																				5.3
Expected option life | Years															5
January 7, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted | Share			80,000
Stock option vesting term			The vesting period of the options is four years, where 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the fifth anniversary of grant date will expire.
January 7, 2021 | 2018 Options | Two Employees
Disclosure of classes of share capital [line items]
Number of share options granted | Share			40,000
March 24, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted | Share													282,500
Stock option vesting term													The vesting period of the options is five years, with 20% of the options vest on the first anniversary of grant date, and after that, additional 5% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the end of the quarter following the end of vesting period will expire.
May 13, 2021
Disclosure of classes of share capital [line items]
Share price															$ 31.9
Exercise price															31.9
May 13, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted | Share		725,000
Options exercised term		five-year
Stock option vesting term		Additionally to the options vested in accordance with paragraph a. above, for revenue growth of the Company in any given calendar year over the preceding calendar year (beginning in 2021, relative to 2020) of at least 30% and up to 45%, and subject to a gross profit rate of not less than 40% in that calendar year, up to 70,000 additional options will vest and be exercisable into ordinary shares of the Company over a five-year period, with the number of options vesting under this paragraph calculated linearly, based on the revenue growth rate of between 30% and 45% over the previous year.
Discription of extent of revenue growth		To the extent that revenue growth of the Company in any given calendar year over the preceding calendar year (beginning in 2021, relative to 2020) is at least 30%, and subject to a gross profit rate of not less than 40% in that calendar year, 75,000 options will vest and be exercisable into ordinary shares of the Company over a five-year period.
May 13, 2021 | 2018 Options | IPO
Disclosure of classes of share capital [line items]
Total expenditure | $		$ 4,413,000
November 11, 2021
Disclosure of classes of share capital [line items]
Share price															$ 39
Expected option life | Years															5.25
Restricted Share Units
Disclosure of classes of share capital [line items]
Options and RSU granted | Share	[1]														520,767		2,226,750		1,024,000
Restricted Share Units | August 22, 2021
Disclosure of classes of share capital [line items]
Options and RSU granted | Share										50,000
Share price															$ 31.7
Exercise price															$ 0
Option fair value | $																				31.7
Expected option life | Years															0
Restricted Share Units | March 28, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted | Share									45,000
Share price															$ 18.4
Exercise price															$ 0
Option fair value | $																				18.4
Expected option life | Years															0
Restricted Share Units | June 30, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted | Share							6,000
Share price															$ 18.5
Exercise price															$ 0
Option fair value | $																				18.5
Expected option life | Years															0
Restricted Share Units | September 29, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted | Share						18,600
Share price															$ 23.9
Exercise price															$ 0
Option fair value | $																				23.9
Expected option life | Years															0
Restricted Share Units | December 20, 2022
Disclosure of classes of share capital [line items]
Options and RSU granted | Share					10,667
Share price															$ 19.7
Option fair value | $																				19.7
Expected option life | Years															0
Share Options | August 22, 2021
Disclosure of classes of share capital [line items]
Number of share options granted | Share										196,750
Share price															$ 31.7
Exercise price															$ 30.6
Option fair value | $																				15.5
Expected option life | Years															5.25
Share Options | November 11, 2021
Disclosure of classes of share capital [line items]
Number of shares issued | shares												127,500
Number of share options granted | Share								191,750				167,500
Exercise price								$ 20.39
Option fair value | $								$ 486,000
Stock option vesting term												The vesting period of 127,500 options is the same as March 2021 award and the vesting period of 40,000 options is three years, with 25% of the options vest on the grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised by the end of the quarter following the end of vesting period will expire.
Share Options | March 28, 2022
Disclosure of classes of share capital [line items]
Number of share options granted | Share									215,500
Share price															$ 18.4
Exercise price															$ 20.4
Option fair value | $																				8.7
Expected option life | Years															5
Share Options | June 30, 2022
Disclosure of classes of share capital [line items]
Number of share options granted | Share							170,000
Share price															$ 18.5
Exercise price															$ 16.7
Expected option life | Years															5
Share Options | September 29, 2022
Disclosure of classes of share capital [line items]
Number of share options granted | Share						54,500
Share price															$ 23.9
Exercise price															$ 25.5
Expected option life | Years															5
Share Options | December 20, 2022
Disclosure of classes of share capital [line items]
Stock option vesting term					The vesting period of all grants rewarded during the year ended December, 31 2022 of both options and RSUs are 4 years, with 25% of the options vest on the first anniversary of grant date, and after that, additional 6.25% of the options vest on the last day of each subsequent calendar quarter. Options not exercised within 5 years of inception date will expire.
Part A Share Options | January 7, 2021
Disclosure of classes of share capital [line items]
Share price															$ 9.7
Exercise price															$ 6.7
Option fair value | $																				5.3
Expected option life | Years															5
Part A Share Options | January 7, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares			40,000
Exercise price			$ 6.7
Part B Share Options | January 7, 2021
Disclosure of classes of share capital [line items]
Share price															$ 9.7
Exercise price | ₪ / shares														₪ 0.001
Option fair value | $																				9.7
Expected option life | Years															5
Part B Share Options | January 7, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of shares issued | shares			40,000
Par value per share | ₪ / shares			$ 0.001
Part C Share Options | March 24, 2021
Disclosure of classes of share capital [line items]
Share price															$ 19.5
Exercise price															$ 6.7
Option fair value | $																				14.1
Expected option life | Years															5.25
Part C Share Options | March 24, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted | Share													253,000
Exercise price													$ 6.7
Part D Share Options | March 24, 2021
Disclosure of classes of share capital [line items]
Share price															$ 19.5
Exercise price															$ 19.5
Option fair value | $																				$ 8.7
Expected option life | Years															5.25
Part D Share Options | March 24, 2021 | 2018 Options
Disclosure of classes of share capital [line items]
Number of share options granted | Share													29,500
Exercise price													$ 19.5

[1]	In 2020, includes 246,000 options that were replaced against waiver of 249,340 options under the 2013 Plan, as indicated above.